As filed with the Securities and Exchange Commission on May 2, 2003
                                                    1933 Act File No.  33-19630
                                                    1940 Act File No. 811-4009

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-3
                             REGISTRATION STATEMENT
                                      UNDER


                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 20

                             REGISTRATION STATEMENT

                                      UNDER


                       THE INVESTMENT COMPANY ACT OF 1940
                         POST-EFFECTIVE AMENDMENT NO. 27


                     GOVERNMENT SECURITIES VARIABLE ACCOUNT
                           (Exact Name of Registrants)

                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181 (617) 237-6030
          (Address of Insurance Company's Principal Executive Offices)

           Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)
                  Approximate Date of Proposed Public Offering:
  It is proposed that this filing will become effective (check appropriate box)

|X| immediately upon filing pursuant to paragraph (b)
|_| on [date] pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(i)
|_| on [date] pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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



The following items are herein incorporated by reference to those items as filed by the Money Market Variable Account (File Nos. 33-19628 and 811-3563) in Post-Effective Amendment No. 19, filed with the SEC via EDGAR on April 30, 2003:

         Cross-Reference Pages
         Compass 3 Prospectus dated May 1, 2003

         Compass 2 and 3 Statement of Additional Information dated May 1, 2003 Part C

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they meet all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have caused this Amendment to the Registration Statement to be signed on their behalf in the City of Boston and The Commonwealth of Massachusetts on the 2nd day of May, 2003.

                               MONEY MARKET VARIABLE ACCOUNT
                               HIGH YIELD VARIABLE ACCOUNT
                               CAPITAL APPRECIATION VARIABLE ACCOUNT
                               GOVERNMENT SECURITIES VARIABLE ACCOUNT
                               GLOBAL GOVERNMENTS VARIABLE ACCOUNT
                               TOTAL RETURN VARIABLE ACCOUNT
                               MANAGED SECTORS VARIABLE ACCOUNT
                                     (Registrants)

                               By:       JAMES R. BORDEWICK, JR.
                                   -------------------------------------------
                               Name:     James R. Bordewick, Jr.
                               Title:    Assistant Secretary and Assistant Clerk

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 25, 2003.

                               SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                               ROBERT C. SALIPANTE

                               Robert C. Salipante
                               President

      As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on May 2, 2003.

             SIGNATURE                            TITLE


C. JAMES PRIEUR*                Chairman
----------------------------
C. James Prieur

KEVIN R. PARKE*                 Principal Executive Officer
-----------------------------
Kevin R. Parke


RICHARD M. HISEY*               Principal Financial Officer and
-----------------------------   Principal Accounting Officer
Richard M. Hisey


SAMUEL ADAMS*                   Member of the Boards of Managers
----------------------------
Samuel Adams


J. KERMIT BIRCHFIELD*           Member of the Boards of Managers
----------------------------
J. Kermit Birchfield


ROBERT C. BISHOP*               Member of the Boards of Managers
----------------------------
Robert C. Bishop


FREDERICK H. DULLES*            Member of the Boards of Managers
----------------------------
Frederick H. Dulles


DAVID D. HORN*                  Member of the Boards of Managers
----------------------------
David D. Horn


DERWYN F. PHILLIPS*             Member of the Boards of Managers
----------------------------
Derwyn F. Phillips


RONALD G. STEINHART*            Member of the Boards of Managers
----------------------------
Ronald G. Steinhart

HAVILAND WRIGHT*                Member of the Boards of Managers
---------------------------
Haviland Wright

                                *By:       JAMES R. BORDEWICK, JR.
                                       ---------------------------------
                                Name:      James R. Bordewick, Jr.
                                             as Attorney-in-fact

                                Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to a Power of Attorney, dated May 4, 2001 incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed with the SEC via EDGAR on April 30, 2002, and Powers of Attorney, dated August 1, 2002, November 4, 2002 and April 1, 2003, incorporated by reference to MFS/Sun Life Series Trust (File Nos. 2-83616 and 811-3732) Post-Effective Amendment No. 32 filed with the SEC via EDGAR on April 30, 2003.

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

SIGNATURE                                        TITLE

ROBERT C. SALIPANTE             President and Director (Principal Executive
------------------------------  Officer)
Robert C. Salipante


DAVEY S. SCOON                  Vice President, & Chief Administrative and
-----------------------------   Financial Officer & Treasurer (Principal
Davey S. Scoon                  Financial and Accounting Officer)

EDWARD M. SHEA                  Attorney-in-Fact for:
-----------------------------   Donald A. Stewart, Chairman and Director
Edward M. Shea                  C. James Prieur, Vice Chairman and Director
                                James C. Baillie, Director
                                David D. Horn, Director
                                S. Caesar Raboy, Director
                                William W. Stinson, Director